Share-based Compensation - Summary of RSUs activities (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	17,275,000	9,681,000	1,967,000
Granted (in shares)	8,388,000	10,842,000	8,796,000
Vested (in shares)	(2,932,000)	(701,000)	(23,000)
Forfeited (in shares)	(2,853,000)	(2,547,000)	(1,059,000)
Ending balance (in shares)	19,878,000	17,275,000	9,681,000
Beginning balance (in USD/shares)	$ 18.14	$ 19.53	$ 24.59
Granted (in USD/shares)	23.06	17.14	18.72
Vested (in USD/shares)	17.32	24.59	24.59
Forfeited (in USD/shares)	20.29	17.37	22.1
Ending balance (in USD/shares)	$ 20.03	$ 18.14	$ 19.53
Employees
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	17,274,000	9,669,000	1,932,000
Granted (in shares)	8,388,000	10,841,000	8,796,000
Vested (in shares)	(2,931,000)	(689,000)
Forfeited (in shares)	(2,853,000)	(2,547,000)	(1,059,000)
Ending balance (in shares)	19,878,000	17,274,000	9,669,000
Consultants
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	1,000	12,000	35,000
Granted (in shares)		1,000
Vested (in shares)	(1,000)	(12,000)	(23,000)
Ending balance (in shares)		1,000	12,000